Organization and Business of Companies	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Organization and Business of Companies
Note 1 — Organization and Business of Companies

LiNiu Technology Group (formerly Iao Kun Group Holding Company Limited, formerly Asia Entertainment & Resources Ltd. and formerly CS China Acquisition Corp.) (“LiNiu Group” or the “Company”) was incorporated in the Cayman Islands on September 24, 2007 as a blank check company whose objective was to acquire, through a share exchange, asset acquisition or other similar business combination, an operating business, or control of such operating business through contractual arrangements, that has its principal operations located in People’s Republic of China (“PRC”, “China”). On April 24, 2017, the Company changed its name from Iao Kun Group Holding Company Limited to LiNiu Technology Group. The change of Company’s name is desirable to more accurately reflect its corporate identity associated with its overall strategy to focus its efforts on the Chinese technology industry.

On October 6, 2009, LiNiu Group entered into a stock purchase agreement, subsequently amended on November 10, 2009, December 9, 2009, January 11, 2010 and April 18, 2011 (the “Agreement”), with Asia Gaming & Resort Limited and its wholly owned subsidiaries (collectively “AGRL”) and Spring Fortune Investments Ltd. (“Spring Fortune”) that provided for the acquisition by LiNiu Group from Spring Fortune of all of the outstanding capital stock of AGRL.  On February 2, 2010, the acquisition was consummated pursuant to the terms of the Agreement, and AGRL became a wholly owned subsidiary of the Company.

Upon the closing of the acquisition of AGRL by LiNiu Group, the Promoter Companies (defined below) became variable interest entities (“VIEs”) of the subsidiaries of AGRL, which are the primary beneficiaries of the operations of the Promotion Entities (defined below) through the profit interest agreements which were entered into on February 2, 2010 and agreements subsequent to that date.

Currently, Macau laws do not allow corporate entities, such as LiNiu Group, to directly operate a gaming promotion business in Macau. Consequently, LiNiu Group’s gaming promotion business is operated through a series of contractual arrangements, including profit interest agreements that enable the AGRL subsidiaries to receive substantially all of the economic benefits of the Promoter Companies, Collaborator and Junket Operator (collectively “Promotion Entities”) and for AGRL to exercise effective control over the Promotion Entities.

LiNiu Group, through its ownership of AGRL, had thirteen wholly owned subsidiaries listed in the table below.

Subsidiaries	Date of Incorporation	Place of Incorporation
Kasino Fortune Investments Limited (“Kasino Fortune”)*	February 16, 2007	British Virgin Islands
Billion Boom International Limited (“Billion Boom”)*	November 1, 2007	British Virgin Islands
Super Number Limited (“Super Number”)*	April 11, 2011	British Virgin Islands
Jubilee Dynasty Ltd. (“Jubilee Dynasty”)	May 18, 2012	British Virgin Islands
Frontier Champion Limited (“Frontier”)*	May 28, 2013	British Virgin Islands
Robust South Limited (“Robust”) *	February 12, 2015	British Virgin Islands
Yuwang Limited (“Yuwang”)*	March 11, 2015	British Virgin Islands
Sino Hero Enterprises Limited (“Sino Hero”)*	March 16, 2015	British Virgin Islands
Bliss Time Enterprises Limited (“Bliss”)*	March 30, 2015	British Virgin Islands
Brave Ring Limited (“Brave”) *	March 30, 2015	British Virgin Islands
Yong Kang Holdings Limited (“Yong”) *	April 21, 2015	British Virgin Islands
Prospect Jade Limited (“Prospect”) *	April 22, 2015	British Virgin Islands
Iao Kun Jeju Hotel Company Limited (“Jeju”) *	April 5, 2016	Hong Kong

* All subsidiaries except Jubliee Dynasty are currently inactive.

The following companies are the Promotion Entities:

VIP Gaming Promotion Entities	Date Formed	Location	Subsidiary holds 100% of Profit Interest	Effective date of profit interest agreement

Sang Heng Gaming Promotion Company Limited ( Sang Heng )**	March 28, 2007	Star World Hotel and Casino Downtown Macau	Kasino Fortune	February 2, 2010

King’s Gaming Promotion Ltd. ( King’s Gaming )**	April 15, 2008	Sands Cotai Central Cotai, Macau	Billion Boom	November 10, 2010

Sang Lung Gaming Promotion Company Limited ( Sang Lung )**	March 28, 2011	Galaxy Macau Resort, Macau	Super Number	May 15, 2011

Bao Li Gaming Promotion Ltd. ( Bao Li )**	November 3, 2009	City of Dreams Hotel & Casino Cotai, Macau	Jubilee Dynasty	September 1, 2012

Mr. Lam Chou In (Collaborator) ***		Le Royal Arc Casino Downtown, Macau	Frontier Champion	July 1, 2013

Mr. Lou Kan Kuong (Crown Australia Junket Operator) ****		Crown Perth Casino in Perth, Australia and Crown Melbourne Casino in Melbourne, Australia	Sino Hero and Yuwang	May 16, 2015

** This is a Promoter Company in Macau.

*** According to Macau laws, a collaborator needs to enter into an agreement with a licensed gaming promoter and register with the Gaming Inspection and Coordination Bureau of the Macau SAR.

**** On May 15, 2015, the Company entered into agreements to acquire all of the profit interests of Mr. Lou Kan Kuong (“Mr. Lou” or the “Crown Australia Junket Operator”) promotion activities at the Crown Perth Casino in Perth, Australia and at the Crown Melbourne Casino in Melbourne, Australia with the consideration of $200 in total. Mr. Lou, who is currently an officer of LiNiu Group, entered into agreements to act as a junket operator for the above two casinos on June 24, 2013. The profit interests were acquired as an asset purchase for the historical costs of establishing the agreements between Mr. Lou and Australian casinos as a related party transaction. The Company entered into the agreement to expand to overseas markets for its existing agent network in Macau.

In addition to the above Promotion Entities, Iao Pou Gaming Promotion Company Limited (“Iao Pou”) promoted a VIP Room at the MGM Grand Paradise in Macau until it ceased operations in June 2011. During November 2015, Iao Pou was dissolved. The dissolution of Iao Pou did not have a significant impact on the consolidated financial statements.

Management’s determination of the appropriate accounting method with respect to the AGRL VIEs is based on Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 810 “Consolidation of Variable Interest Entities” (“Topic 810”).

AGRL consolidates the VIEs because the equity investors in the Promotion Entities do not have the characteristics of a controlling financial interest and LiNiu Group through AGRL is the primary beneficiary.

In accordance with FASB ASC Topic 810, the operations of the Promotion Entities are consolidated with those of LiNiu Group for all periods subsequent to the closing of the acquisition of AGRL by LiNiu Group.

The operations of AGRL’s Promotion Entities are primarily based in Macau, and are subject to Macau jurisdiction. The Company operates a gaming promotion business in VIP gaming rooms located in hotels and casinos in Macau and Australia. LiNiu Group, its subsidiaries (including AGRL) and the Promotion Entities are collectively referred to as the “Group”.

VIP Gaming Promoter and Collaborator Agreements

Sang Heng’s Gaming Representative (VIP Room Promoter) Agreement dated as of February 1, 2008 entered into between Galaxy Casino, S.A., and Sang Heng allowed for the sharing of profits as a gaming representative of LiNiu Group VIP Room in Star World Hotel and Casino in Macau for the period from November 30, 2007 to December 31, 2008. Pursuant to an agreement in October 2009, both parties agreed that Sang Heng should be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement became effective on November 1, 2009. The agreement must be, and has been, renewed annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Sang Heng be compensated based upon a mutually agreed upon percentage of the win/losses of the VIP gaming room. On September 10, 2016, the Company closed the VIP room and terminated its agreement with Sang Heng relating to that facility as a cost-cutting measure as the current rolling chip turnover volume does not warrant the operation of any VIP gaming rooms.

King’s Gaming’s Gaming Representative (VIP Room Promoter) Agreement was entered into in July 2008 between Venetian Macau S.A. and King’s Gaming which allowed for the sharing of profits as a gaming representative of Wenzhou VIP Room in Venetian Hotel and Casino in Macau for the period ended December 31, 2008. The agreement was renewed in January 2009 for the period from January 1, 2009 to December 31, 2009. Pursuant to an agreement in September 2009, both parties agreed that King’s Gaming should be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement became effective on November 1, 2009. The agreement automatically renews annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that King’s Gaming be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room. King’s Gaming moved its VIP gaming room to Sands Cotai Central in February 2013. On August 31, 2016, the Company closed the VIP room and terminated its agreement with King’s Gaming relating to that facility as a cost-cutting measure as the current rolling chip turnover volume does not warrant the operation of any VIP gaming rooms.

Sang Lung’s Gaming Representative (VIP Room Promoter) Agreement dated as of June 24, 2011 entered into between Galaxy Casino, S.A., and Sang Lung allowed for Sang Lung to be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement became effective on July 1, 2011. The agreement must be, and has been, renewed annually. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Sang Lung be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room. On September 10, 2016, the Company closed the VIP room and terminated its agreement with Sang Lung relating to that facility as a cost-cutting measure as the current rolling chip turnover volume does not warrant the operation of any VIP gaming rooms.

Bao Li’s Gaming Promoter Agreement dated as of February 7, 2011 entered into between Melco Crown Gaming (Macau) Limited and Bao Li Gaming which allowed for Bao Li Gaming to be compensated in accordance with Order no. 83/2009 of the Secretary for the Economy and Finances of the Macau SAR, which provides the maximum commission for gaming activity of promotion of games at 1.25% of the rolling chip volume. The agreement automatically renews annually. As a matter of convenience and to maintain flexibility in remuneration methods, the Company also entered into an agreement with Melco Crown Gaming (Macau) Limited (“Melco Crown”) to share in the casino’s VIP gaming room wins/losses from the players recruited by the Company. Either the Gaming Promoter or Melco Crown may adjust these arrangements with adequate notice and agreement by both parties to the arrangement. Effective September 1, 2012, both parties agreed to change to the revenue sharing model to provide that Bao Li Gaming be compensated based upon a mutually agreed upon percentage of the wins/losses of the VIP gaming room. The Junket Agreement dated January 24, 2017 entered into between Bao Li Gaming and Melco Crown which allows the junket operator to be compensated based upon a mutually-agreed percentage of the rolling chip turnover at Altira Complex.

The Collaborator Agreement dated October 15, 2013 entered into between the licensed gaming promoter of Le Royal Arc Casino and the Collaborator allows the Collaborator to be compensated based upon a mutually agreed-upon percentage of the win/losses of the Oriental VIP Room at the Le Royal Arc Casino. On September 29, 2016, the Company closed the VIP room and terminated its agreement with Collaborator relating to that facility as a cost-cutting measure as the current rolling chip turnover volume does not warrant the operation of any VIP gaming rooms.

The Junket Operator Agreement dated June 24, 2013 entered into between Mr. Lou Kan Kuong, Crown Melbourne and Crown Perth, Australia, which allows the Crown Australia Junket Operator to be compensated based upon a mutually-agreed percentage of the rolling chip turnover at Crown Melbourne and Crown Perth, Australia. The management does not expect any income will be generated from the Australia junket business in the future.

Restructuring Charges

In second quarter of 2016, the Company noted that there is significant declined in rolling chip turnover and profit margin. Starting from third quarter of 2016, the management implemented a restructure plan to reduce its operating expenses and preserve its capital position in due course. During August and September 2016, the Company decided to close four VIP rooms as the Rolling Chip Turnover volume does not warrant the operation of five VIP gaming rooms. As part of the restructure plan, the Company only maintain Bao Li Gaming VIP room and it will perform cash rolling business. In January 2017, Bao Li Gaming was shifted its operation to Altira Complex.

The restructure plan remains ongoing, and management anticipates it will be completed by the first quarter of 2018 and no material expenses will be expected. The management determined that it no longer needs the 100 employees in VIP rooms. The Company notified the employees that they will be terminated in 15 days according to the Labour Law in Macau.  The restructuring charges recognized during the year ended December 31, 2016, were severance charges due to termination of approximately 100 employees.

The Company also evaluated the impairment of intangible assets (consisting of non-compete agreements and profit interest agreements) of King’s Gaming, Bao Li Gaming and Oriental VIP room and recognized an impairment loss of approximately $97,279,000 (Note 5). The impairment loss on intangible assets are not included in the restructuring charges.

During the years ended December 31, 2016, we recorded restructuring charges of $0.5 million.